Supplement Dated February 27, 2007 to the Prospectus and Statement of Additional Information Dated August 14, 2006

Hartford Life Insurance Company Separate Account Three:

Hartford Select Leaders (Series II/IIR/III/IV)	File No. 333-101927
Hartford Select Leaders Outlook (Series I/IR/II)	File No. 333-102625

Hartford Life and Annuity Insurance Company Separate Account Three:

Hartford Select Leaders (Series II/IIR/III/IV)	File No. 333-101928
Hartford Select Leaders Outlook (Series I/IR/II)	File No. 333-102628

Hartford Life Insurance Company Separate Account Seven:

Hartford Leaders (Series II/IIR/III)	File No. 333-101932
Wells Fargo Leaders (Series I/IR/II)	File No. 333-101932
Hartford Leaders / Chase (Series I/II)	File No. 333-101932
Classic Hartford Leaders (Series II/IIR/III)	File No. 333-101932
Hartford Leaders Select (Series II/IIR/III)	File No. 333-101932
Huntington Hartford Leaders (Series II/IIR/III)	File No. 333-101932
Hartford Select Leaders (Series V)	File No. 333-101932
Hartford Leaders Access (Series II/IIR/III)	File No. 333-101937
Hartford Leaders Edge (Series II/IIR/III)	File No. 333-101942
Hartford Leaders Plus (Series II/IIR/III)	File No. 333-101948
Hartford Leaders Outlook (Series II/IIR/III)	File No. 333-101954
Huntington Hartford Leaders Outlook (Series II/IIR/III)	File No. 333-101954
Classic Hartford Leaders Outlook (Series II/IIR/III)	File No. 333-101954
Wells Fargo Leaders Outlook (Series I/IR/II)	File No. 333-101954
Hartford Leaders Select Outlook (Series I)	File No. 333-101954
Hartford Select Leaders Outlook (Series III)	File No. 333-101954

Hartford Life and Annuity Insurance Company Separate Account Seven:

Hartford Leaders (Series II/IIR/III)	File No. 333-101933
Wells Fargo Leaders (Series I/IR/II)	File No. 333-101933
Hartford Select Leaders (Series V)	File No. 333-101933
Hartford Leaders Access (Series II/IIR/III)	File No. 333-101936
Hartford Leaders Edge (Series II/IIR/III)	File No. 333-101943
Hartford Leaders Plus (Series II/IIR/III)	File No. 333-101949
Hartford Leaders Outlook (Series II/IIR/III)	File No. 333-101955
Wells Fargo Leaders Outlook (Series I/IR/II)	File No. 333-101955
Hartford Select Leaders Outlook (Series III)	File No. 333-101955

Supplement Dated February 27, 2007 to the Prospectus and Statement of Additional Information Dated May 1, 2006

Hartford Life Insurance Company Separate Account Three:

Hartford Select Leaders (Series I/IR)	File No. 333-035000
Select Dimensions (Series II/IIR)	File No. 333-069493
Select Dimensions (Series I)	File No. 033-080738

Hartford Life and Annuity Insurance Company Separate Account Three:

Hartford Select Leaders (Series I/IR)	File No. 333-034998
Select Dimensions (Series II/IIR)	File No. 333-069491
Select Dimensions (Series I)	File No. 033-080732

Hartford Life Insurance Company Separate Account Seven:

Hartford Leaders Epic (Series I/IR)	File No. 333-104356
Hartford Leaders Epic Plus (Series I/IR)	File No. 333-105254
Hartford Leaders Epic Outlook (Series I/IR)	File No. 333-105270
Hartford Leaders (Series I/IR)	File No. 333-069475
Hartford Leaders Solution (Series I/IR)	File No. 333-069475
Hartford Leaders Elite (Series I/IR)	File No. 333-069475
Hartford Leaders Access (Series I/IR)	File No. 333-070153
Hartford Leaders Edge (Series I/IR)	File No. 333-068463
Hartford Leaders Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Elite Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Solution Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Outlook (Series I/IR)	File No. 333-040414
Hartford Leaders Elite Outlook (Series I/IR)	File No. 333-040414
Hartford Leaders Solution Outlook (Series I/IR)	File No. 333-040414
Huntington Hartford Leaders Outlook (Series I)	File No. 333-040414
Classic Hartford Leaders Outlook (Series I)	File No. 333-040414

Hartford Life and Annuity Insurance Company Separate Account Seven:

Hartford Leaders Epic (Series I/IR)	File No. 333-104357
Hartford Leaders Epic Plus (Series I/IR)	File No. 333-105256
Hartford Leaders Epic Outlook (Series I/IR)	File No. 333-105272
Hartford Leaders (Series I/IR)	File No. 333-076419
Hartford Leaders Solution (Series I/IR)	File No. 333-076419
Hartford Leaders Access (Series I/IR)	File No. 333-076425
Hartford Leaders Edge (Series I/IR)	File No. 333-076423
Hartford Leaders Plus (Series I/IR)	File No. 333-091921
Hartford Leaders Solution Plus (Series I/IR)	File No. 333-091921
Hartford Leaders Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Elite Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Solution Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Vision (Series I/IR)	File No. 333-095785

Supplement Dated February 27, 2007 to your Prospectus

Effective on May 1, 2007, the MFS Capital Opportunities Series will change its name to the MFS Core Equity Series.  All references to the MFS Capital Opportunities Series in the prospectus will be deleted and replaced with references to the MFS Core Equity Series.

This supplement should be retained with the prospectus for future reference.

HV-6086

Supplement Dated February 27, 2007 to your Statement of Additional Information

Effective on May 1, 2007, the MFS Capital Opportunities Series will change its name to the MFS Core Equity Series.  All references to the MFS Capital Opportunities Series in the statement of additional information will be deleted and replaced with references to the MFS Core Equity Series.

This supplement should be retained with the statement of additional information for future reference.

HV-6087